Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	Feb. 27, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
EQUITY ORIENTED | THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO | DPT CLASS
Risk/Return:
Trading Symbol	DELPX
EQUITY ORIENTED | THE LARGE-CAP VALUE EQUITY PORTFOLIO | DPT CLASS
Risk/Return:
Trading Symbol	DPDEX
EQUITY ORIENTED | THE EMERGING MARKETS PORTFOLIO | DPT CLASS
Risk/Return:
Trading Symbol	DPEMX
EQUITY ORIENTED | The Emerging Markets Portfolio II | DPT CLASS
Risk/Return:
Trading Symbol	DPEGX
Alternative / specialty mutual fund | DELAWARE REIT FUND | Class A
Risk/Return:
Trading Symbol	DPREX
Alternative / specialty mutual fund | DELAWARE REIT FUND | Class C
Risk/Return:
Trading Symbol	DPRCX
Alternative / specialty mutual fund | DELAWARE REIT FUND | Class R
Risk/Return:
Trading Symbol	DPRRX
Alternative / specialty mutual fund | DELAWARE REIT FUND | INSTITUTIONAL CLASS
Risk/Return:
Trading Symbol	DPRSX
Alternative / specialty mutual fund | DELAWARE REIT FUND | Class R6
Risk/Return:
Trading Symbol	DPRDX
FIXED INCOME ORIENTED | THE CORE PLUS FIXED INCOME PORTFOLIO | DPT CLASS
Risk/Return:
Trading Symbol	DCPFX
FIXED INCOME ORIENTED | THE HIGH-YIELD BOND PORTFOLIO | DPT CLASS
Risk/Return:
Trading Symbol	DPHYX